UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.0%
Energy - 13.4%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	122,100	$3,578,751
Cameron International Corp. (a)	202,130	3,897,066
Noble Corp.	157,320	3,868,499
Tidewater, Inc.	47,800	1,688,296

		13,032,612

Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	311,000	10,869,450
Apache Corp.	108,250	6,396,492
Chevron Corp.	66,400	4,031,144
ConocoPhillips	205,840	7,688,124
Devon Energy Corp.	63,400	2,768,678
Exxon Mobil Corp.	180,560	12,260,024
Marathon Oil Corp.	68,800	1,600,976
Occidental Petroleum Corp.	238,600	12,376,182
Total SA (Sponsored) (ADR)	280,870	13,257,064
Valero Energy Corp.	322,970	6,259,159

		77,507,293

		90,539,905

Industrials - 11.0%
Aerospace & Defense - 6.6%
Goodrich Corp.	235,840	7,815,738
Honeywell International, Inc.	241,800	6,487,494
L-3 Communications Holdings, Inc.-Class 3	212,930	14,404,714
Raytheon Co.	352,800	14,101,416
United Technologies Corp.	40,530	1,654,840

		44,464,202

Construction & Engineering - 1.5%
Fluor Corp.	314,300	10,450,475

Electrical Equipment - 0.3%
Hubbell, Inc.-Class B	65,000	1,710,800

Machinery - 1.6%
AGCO Corp. (a)	163,200	2,797,248
Dover Corp.	68,200	1,700,908
Joy Global, Inc.	255,900	4,468,014
Timken Co.	130,900	1,594,362

		10,560,532

Road & Rail - 0.6%
Norfolk Southern Corp.	130,100	4,126,772

Trading Companies & Distributors - 0.4%
WESCO International, Inc. (a)	180,800	3,001,280

		74,314,061

Information Technology - 9.8%
Communications Equipment - 0.5%
F5 Networks, Inc. (a)	163,100	3,262,000

Computers & Peripherals - 0.8%
EMC Corp. (a)	164,200	1,724,100
NetApp, Inc. (a)	304,600	4,093,824

		5,817,924

Internet Software & Services - 0.6%
VeriSign, Inc. (a)	202,500	3,914,325

IT Services - 5.0%
Accenture Ltd.-Class A	405,600	11,839,464
Alliance Data Systems Corp. (a)	289,520	8,569,792
SAIC, Inc. (a)	691,600	13,078,156

		33,487,412

Software - 2.9%
Adobe Systems, Inc. (a)	234,200	3,911,140
Autodesk, Inc. (a)	288,900	3,666,141
Symantec Corp. (a)	849,800	11,752,734

		19,330,015

		65,811,676

Health Care - 9.4%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	163,190	7,513,268

Health Care Providers & Services - 2.9%
Aetna, Inc.	425,100	10,147,137
Quest Diagnostics, Inc.	65,800	3,015,614
UnitedHealth Group, Inc.	325,500	6,396,075

		19,558,826

Pharmaceuticals - 5.4%
Eli Lilly & Co.	212,500	6,243,250
Endo Pharmaceuticals Holdings, Inc. (a)	85,200	1,617,096
Forest Laboratories, Inc. (a)	176,950	3,793,808
Merck & Co., Inc.	267,100	6,463,820
Novartis AG (Sponsored) (ADR)	211,410	7,663,613
Schering-Plough Corp.	203,800	3,544,082
Wyeth	170,260	6,950,013

		36,275,682

		63,347,776

Financials - 8.0%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	86,700	1,381,998
BlackRock, Inc.	24,700	2,391,207
TD Ameritrade Holding Corp. (a)	109,620	1,301,189

		5,074,394

Insurance - 7.2%
ACE Ltd.	203,900	7,444,389
Arch Capital Group Ltd. (a)	222,100	11,993,400
Axis Capital Holdings Ltd.	639,800	14,318,724
Loews Corp.	366,500	7,275,025
MetLife, Inc.	103,180	1,904,703
RenaissanceRe Holdings Ltd.	127,900	5,759,337

		48,695,578

		53,769,972

Consumer Staples - 4.4%
Food & Staples Retailing - 0.6%
Safeway, Inc.	213,000	3,940,500

Tobacco - 3.8%
Lorillard, Inc.	227,680	13,305,619
Philip Morris International, Inc.	372,400	12,464,228

		25,769,847

		29,710,347

Consumer Discretionary - 2.6%
Auto Components - 0.3%
WABCO Holdings, Inc.	188,000	1,902,560

Media - 2.3%
The DIRECTV Group, Inc. (a)	193,880	3,865,967
DISH Network Corp.-Class A (a)	328,000	3,690,000
Omnicom Group, Inc.	33,200	797,796
Time Warner, Inc.	988,900	7,545,307

		15,899,070

		17,801,630

Utilities - 2.1%
Electric Utilities - 1.6%
Entergy Corp.	157,100	10,586,969

Multi-Utilities - 0.5%
NSTAR	49,900	1,605,283
Public Service Enterprise Group, Inc.	60,900	1,661,961

		3,267,244

		13,854,213

Materials - 1.9%
Chemicals - 1.9%
CF Industries Holdings, Inc.	86,600	5,570,978
FMC Corp.	61,130	2,471,486
The Mosaic Co.	108,100	4,653,705

		12,696,169

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
CenturyTel, Inc.	71,420	1,880,489
Qwest Communications International, Inc.	2,178,000	7,383,420

		9,263,909

Total Common Stocks (cost $540,055,830)		431,109,658

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 12.5%
Industrial - 5.8%
Basic - 0.9%
ArcelorMittal
6.125%, 6/01/18	$870	669,836
6.50%, 4/15/14	400	344,715
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	564	576,250
The Dow Chemical Co.
7.375%, 11/01/29	60	38,530
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	345	297,562
Inco Ltd.
7.75%, 5/15/12	734	749,526
International Paper Co.
5.30%, 4/01/15	660	475,040
7.95%, 6/15/18	490	386,550
PPG Industries, Inc.
5.75%, 3/15/13	765	769,345
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	460	406,410
United States Steel Corp.
5.65%, 6/01/13	770	629,976
Weyerhaeuser Co.
7.375%, 3/15/32	905	600,884

		5,944,624

Capital Goods - 0.7%
Fisher Scientific International, Inc.
6.125%, 7/01/15	840	827,490
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (b)	355	320,543
John Deere Capital Corp.
4.875%, 3/16/09	875	875,997
Lafarge SA
6.15%, 7/15/11	629	554,260
Tyco International Finance SA
6.00%, 11/15/13	1,005	945,117
8.50%, 1/15/19	280	292,233
Vulcan Materials Co.
5.60%, 11/30/12	840	815,653

		4,631,293

Communications - Media - 0.6%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	480	426,958
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	476,394
Comcast Corp.
5.30%, 1/15/14	485	468,526
5.50%, 3/15/11	625	634,106
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	290,616
RR Donnelley & Sons Co.
5.50%, 5/15/15	990	753,841
Time Warner Entertainment Co.
8.375%, 3/15/23	725	704,655
WPP Finance Corp.
5.875%, 6/15/14	425	369,817

		4,124,913

Communications - Telecommunications - 1.1%
AT&T Corp.
7.30%, 11/15/11	540	580,252
BellSouth Corp.
5.20%, 9/15/14	860	854,445
Embarq Corp.
7.082%, 6/01/16	1,274	1,146,600
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	355	388,805
Qwest Corp.
7.50%, 10/01/14	890	790,987
7.875%, 9/01/11	660	650,100
Telus Corp.
8.00%, 6/01/11	425	440,198
Verizon Communications, Inc.
4.90%, 9/15/15	380	356,839
5.25%, 4/15/13	465	472,079
Vodafone Group PLC
7.75%, 2/15/10	790	821,081
7.875%, 2/15/30	815	877,224

		7,378,610

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
6.00%, 12/01/16	666	322,595

Consumer Non-Cyclical - 1.1%
Avon Products, Inc.
6.50%, 3/01/19	615	602,210
Baxter FinCo BV
4.75%, 10/15/10	400	410,821
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	364,835
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	1,415	1,307,879

Fortune Brands, Inc.
4.875%, 12/01/13	890	815,034
Kroger Co.
6.80%, 4/01/11	1,055	1,112,390
7.25%, 6/01/09	875	881,600
Safeway, Inc.
4.95%, 8/16/10	785	792,912
5.80%, 8/15/12	870	892,578
Wyeth
5.50%, 2/01/14	480	505,224

		7,685,483

Energy - 0.7%
Canadian Natural Resources Ltd.
5.15%, 2/01/13	250	239,029
Gaz Capital SA
6.212%, 11/22/16 (b)	1,880	1,228,712
Nabors Industries, Inc.
9.25%, 1/15/19 (b)	635	583,519
Noble Energy, Inc.
8.25%, 3/01/19	610	612,435
The Premcor Refining Group, Inc.
7.50%, 6/15/15	614	592,387
Valero Energy Corp.
4.75%, 6/15/13	710	642,002
6.875%, 4/15/12	580	586,392
Weatherford International Ltd.
5.15%, 3/15/13	325	298,103

		4,782,579

Services - 0.1%
The Western Union Co.
5.93%, 10/01/16	820	768,536

Technology - 0.3%
Computer Sciences Corp.
5.50%, 3/15/13 (b)	465	444,929
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	820	865,631
Motorola, Inc.
6.50%, 9/01/25	535	307,250
7.50%, 5/15/25	90	48,025
Oracle Corp.
4.95%, 4/15/13	391	408,870

		2,074,705

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	842	733,568

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	185	162,510
CSX Corp.
5.50%, 8/01/13	280	262,370

		424,880

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09	181	181,159

		39,052,945

Financial Institutions - 5.3%
Banking - 3.1%
ANZ National International Ltd.
6.20%, 7/19/13 (b)	375	359,471
Bank of America Corp.
4.50%, 8/01/10	1,345	1,265,131
BankAmerica Capital II
Series 2
8.00%, 12/15/26	559	332,447
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)	705	255,895
The Bear Stearns Co., Inc.
5.55%, 1/22/17	1,020	907,896
7.625%, 12/07/09	850	862,908
Capital One Bank
6.50%, 6/13/13	1,130	1,047,780
Capital One Financial Corp.
5.50%, 6/01/15	173	143,751
Citigroup, Inc.
1.42%, 6/09/09 (d)	365	357,604
4.625%, 8/03/10	760	697,434
5.50%, 4/11/13	575	520,668
Countrywide Financial Corp.
6.25%, 5/15/16	1,278	1,074,743
Series MTN
5.80%, 6/07/12	382	350,074
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	32	29,816
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13	248	243,800
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	410	375,261
5.125%, 1/15/15	370	330,903
7.35%, 10/01/09	196	198,940
7.50%, 2/15/19	605	599,219
JP Morgan Chase & Co.
6.75%, 2/01/11	580	592,705
Morgan Stanley
5.05%, 1/21/11	840	828,418
5.30%, 3/01/13	280	262,551

Series MTN
6.625%, 4/01/18	715	660,232
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (c)	495	340,814
NB Capital Trust IV
8.25%, 4/15/27	485	288,524
North Fork Bancorporation, Inc.
5.875%, 8/15/12	810	719,734
Regions Financial Corp.
6.375%, 5/15/12	1,250	1,135,120
Sovereign Bancorp, Inc.
4.80%, 9/01/10	1,335	1,249,804
Sovereign Bank
5.125%, 3/15/13	785	669,667
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)	1,000	320,000
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)	1,320	429,410
Union Bank of California
Series BKNT
5.95%, 5/11/16	405	362,300
Union Planters Corp.
7.75%, 3/01/11	828	804,537
Wachovia Corp.
6.15%, 3/15/09	860	860,269
Series MTN
5.50%, 5/01/13	820	789,593
Wells Fargo & Co.
4.20%, 1/15/10	445	444,440
Western Financial Bank
9.625%, 5/15/12	345	334,750

		21,046,609

Brokerage - 0.1%
Lazard Group
6.85%, 6/15/17	920	687,553

Finance - 0.7%
American General Finance Corp.
4.875%, 7/15/12	405	182,804
Series MTN
5.85%, 6/01/13	890	383,515
CIT Group, Inc.
5.00%, 2/01/15	940	537,064
7.625%, 11/30/12	875	685,550

General Electric Capital Corp.
4.80%, 5/01/13	840	791,202
5.625%, 5/01/18 (d)	710	608,222
HSBC Finance Corp.
7.00%, 5/15/12	365	362,953
International Lease Finance Corp.
6.375%, 3/15/09	535	510,774
SLM Corp.
Series MTNA
5.375%, 1/15/13	1,335	868,480
		4,930,564
Insurance - 1.0%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	165	116,578
Assurant, Inc.
5.625%, 2/15/14	895	738,944
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	590	602,359
CNA Financial Corp.
5.85%, 12/15/14	340	251,327
Genworth Financial, Inc.
5.231%, 5/16/09	399	393,380
Series MTN
6.515%, 5/22/18	825	359,204
ING Capital Funding Trust III
8.439%, 12/31/10 (c)	1,000	250,563
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	795	637,937
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)(c)	2,213	1,372,071
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13	520	465,221
UnitedHealth Group, Inc.
5.25%, 3/15/11	635	640,900
WellPoint, Inc.
5.25%, 1/15/16	425	384,529
ZFS Finance USA Trust I
6.15%, 12/15/65 (b)(c)	1,000	472,395
		6,685,408
REITS - 0.4%
ERP Operating LP
5.25%, 9/15/14	935	787,741
HCP, Inc.
Series MTN
5.95%, 9/15/11	885	751,733
Simon Property Group LP
5.00%, 3/01/12	835	745,026
		2,284,500
		35,634,634

Utility - 1.4%
Electric - 0.9%
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,025	1,023,924
Series C
7.375%, 11/15/31	710	605,975
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	430	318,200
6.65%, 6/15/67 (c)	1,290	967,500
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	375	386,395
Nisource Finance Corp.
6.80%, 1/15/19	865	678,318
Pacific Gas & Electric Co.
3.60%, 3/01/09	885	885,000
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	1,200	1,188,523
		6,053,835
Natural Gas - 0.4%
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14	835	775,347
Texas Eastern Transmission Corp.
7.30%, 12/01/10	1,700	1,758,301
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	965	583,825
		3,117,473
Other Utility - 0.1%
Veolia Environnement
6.00%, 6/01/18	555	517,981
		9,689,289
Total Corporates - Investment Grades (cost $99,141,031)		84,376,868
MORTGAGE PASS-THRU’S - 11.2%
Agency Fixed Rate 30-Year - 10.8%
Federal Home Loan Mortgage Corp. Gold.
Series 2005
4.50%, 10/01/35	3,763	3,772,537
5.50%, 1/01/35	7,724	7,934,735
Series 2006
7.00%, 8/01/36	3,761	3,986,727
Series 2008
6.50%, 5/01/35	1,052	1,109,969
Federal Home Loan Mortgage Corp.
Series 2009
6.00%, 12/01/35	4,171	4,347,970
Federal National Mortgage Association
Series 2004
6.00%, 11/01/34	3,115	3,230,511
Series 2006
5.00%, 2/01/36	6,997	7,134,159
6.00%, 11/01/36	1,012	1,047,195
6.50%, 9/01/36	2,181	2,283,905

Series 2007
4.50%, 1/01/36	5,927	5,951,888
Series 2008
5.50%, 8/01/37	19,431	19,948,390
6.00%, 3/01/37	7,420	7,682,819
6.50%, 12/01/37	4,226	4,424,995
		72,855,800
Agency ARMS - 0.4%
Federal Home Loan Mortgage Corp.
Series 2006
5.92%, 1/01/37 (d)	497	516,454
6.209%, 12/01/36 (d)	547	569,246
Series 2007
5.979%, 2/01/37 (d)	610	634,090
6.08%, 1/01/37 (d)	262	272,740
Federal National Mortgage Association
Series 2007
5.93%, 2/01/37 (d)	598	623,400
		2,615,930
Total Mortgage Pass-Thru’s (cost $74,341,753)		75,471,730
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Non-Agency Fixed Rate CMBS - 4.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	1,510	852,296
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.718%, 9/11/38	1,200	861,051
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	793,779
Series 2007-C9, Class A4
5.816%, 12/10/49	1,710	1,075,478
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	1,325	922,078
Greenwich Capital Commercial Funding Corp.
Series 2003-C2, Class A3
4.533%, 1/05/36	5,000	4,626,713
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,300	813,463
Series 2007-GG9, Class A2
5.381%, 3/10/39	1,710	1,337,114
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,755	1,099,471
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A2
5.479%, 11/10/39	1,646	1,348,717
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	860	538,854
Series 2006-CB15, Class A4
5.814%, 6/12/43	1,630	1,025,646

Series 2006-CB16, Class A4
5.552%, 5/12/45	1,220	794,922
Series 2007-C1, Class A4
5.716%, 2/15/51	1,720	838,217
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,735	1,042,626
Series 2007-LD11, Class A4
5.819%, 6/15/49	1,735	1,024,831
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29	1,095	1,063,225
Series 2006-C1, Class A4
5.156%, 2/15/31	1,970	1,348,938
Series 2006-C7, Class A3
5.347%, 11/15/38	1,750	1,126,777
Series 2007-C1, Class A4
5.424%, 2/15/40	1,700	1,038,814
Series 2008-C1, Class A2
6.149%, 4/15/41	2,865	1,819,872
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	1,805	1,179,968
Series 2007-9, Class A4
5.70%, 9/12/49	1,740	1,015,874
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	1,705	1,167,737
Series 2007-C31, Class A4
5.509%, 4/15/47	1,730	837,302
Series 2007-C32, Class A2
5.736%, 6/15/49	985	707,464
Series 2007-C32, Class A3
5.741%, 6/15/49	693	361,673

Total Commercial Mortgage-Backed Securities (cost $43,667,636)		30,662,900

AGENCIES - 1.3%
Agency Debentures - 1.3%
Federal National Mortgage Association
6.25%, 5/15/29	6,545	8,111,703
6.625%, 11/15/30	375	488,537

Total Agencies (cost $8,061,429)		8,600,240

INFLATION-LINKED SECURITIES - 1.2%
Inflation-Linked Securities - 1.2%
United States - 1.2%
U.S. Treasury Notes
1.875%, 7/15/13 (TIPS)	2,518	2,503,233
2.375%, 4/15/11 (TIPS)	4,899	4,942,960
3.00%, 7/15/12 (TIPS)	830	859,727

Total Inflation-Linked Securities (cost $8,299,492)		8,305,920

GOVERNMENTS - TREASURIES - 1.2%
Treasuries - 1.2%
United States - 1.2%
U.S. Treasury Bonds
4.50%, 2/15/36	2,010	2,226,075
8.75%, 5/15/17	815	1,134,505
US Treasury Strip
Zero Coupon, 2/15/21	7,585	4,654,270

Total Governments - Treasuries (cost $7,209,499)		8,014,850

CORPORATES - NON-INVESTMENT GRADES - 0.7%
Industrial - 0.4%
Basic - 0.0%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	315	181,912

Capital Goods - 0.2%
Bombardier, Inc.
6.75%, 5/01/12 (b)	370	290,450
Hanson Australia Funding Ltd.
5.25%, 3/15/13	945	433,863
Owens Corning, Inc.
6.50%, 12/01/16	558	410,047

		1,134,360

Communications - Media - 0.0%
Clear Channel Communications, Inc.
5.50%, 9/15/14	840	71,400

Communications - Telecommunications - 0.1%
Nextel Communications, Inc.
Series F
5.95%, 3/15/14	940	441,800

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	656	39,360
5.75%, 10/01/17	66	3,960
6.50%, 6/01/16	208	12,480
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	789	595,695
7.875%, 5/01/12	422	365,030

		1,016,525

		2,845,997

Financial Institutions - 0.2%
Banking - 0.1%
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	2,975	557,812
RBS Capital Trust III
5.512%, 9/30/14 (c)	1,100	220,000

		777,812

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (e)	845	109,850

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	520	208,000

		1,095,662

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16	395	250,825
Edison Mission Energy
7.00%, 5/15/17	280	236,600
NRG Energy, Inc.
7.25%, 2/01/14	365	344,013

		831,438

Total Corporates - Non-Investment Grades (cost $12,313,096)		4,773,097

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Governments - Sovereign Bonds - 0.7%
Brazil - 0.3%
Republic of Brazil
8.25%, 1/20/34	1,650	1,790,250

Peru - 0.2%
Republic of Peru
8.375%, 5/03/16	385	429,275
9.875%, 2/06/15	835	989,475

		1,418,750

Russia - 0.2%
Russian Federation
7.50%, 3/31/30 (b)	1,504	1,326,627

Total Governments - Sovereign Bonds (cost $4,772,308)		4,535,627

ASSET-BACKED SECURITIES - 0.4%
Home Equity Loans - Floating Rate - 0.4%
HFC Home Equity Loan Asset Backed Certificates
Series 2007-1, Class M1
0.85%, 3/20/36 (d)(f)	2,680	762,597
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.584%, 11/25/36 (d)(f)	1,450	536,500
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.604%, 4/25/37 (d)(f)	1,862	1,222,788
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.834%, 3/25/37 (d)(f)	930	26,040

		2,547,925

Home Equity Loans - Fixed Rate - 0.0%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (f)	2,570	459,831

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.574%, 2/25/47 (b)(d)(f)	795	15,900

Total Asset-Backed Securities (cost $10,267,050)		3,023,656

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.3%
Utility - 0.2%
Other Utility - 0.2%
Dte Energy Trust I
7.80%	45,000	1,080,900

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	1,200	728,625

Financial Institutions - 0.0%
Banking - 0.0%
Royal Bank of Scotland Group PLC
5.75%	50,000	167,500

Total Non-Convertible - Preferred Stocks (cost $3,822,090)		1,977,025

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Russia - 0.2%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	$905	524,900
7.75%, 5/29/18 (b)	1,925	1,145,375

Total Quasi-Sovereigns (cost $2,778,854)		1,670,275

EMERGING MARKETS - SOVEREIGNS - 0.2%
Non Corporate Sectors - 0.2%
Sovereign - 0.2%
Indonesia Government International Bond
11.625%, 3/04/19 (b) (cost $1,055,304)	1,063	1,067,521

CMOS - 0.1%
Non-Agency ARMS - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.102%, 6/26/35 (b)	733	626,792

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
0.784%, 4/25/47 (d)(f)	780	18,972

Total CMOs (cost $1,502,061)		645,764

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	18,050	9,025
Federal National Mortgage Association
8.25%	26,650	21,853

Total Preferred Stocks (cost $1,117,500)		30,878

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g) (cost $4,555,334)	4,555,334	4,555,334

Total Investments - 99.3% (cost $822,960,267) (h)		668,821,343
Other assets less liabilities - 0.7%		4,499,810

Net Assets - 100.0%		$673,321,153

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $15,702,156 or 2.3% of net assets.
(c)	Variable rate coupon, rate shown as of February 28, 2009.
(d)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.
(e)	Security is in default and is non-income producing.
(f)	The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the fund’s total exposure to subprime investments was 0.45%. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).
(g)	Investment in affiliated money market mutual fund.
(h)	As of February 28, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,684,539 and gross unrealized depreciation of investments was $(168,823,463), resulting in net unrealized depreciation of $(154,138,924).

Glossary:

ADR	- American Depositary Receipt

TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$435,664,992	$	– 0	–
Level 2	224,599,414		– 0	–
Level 3	8,556,937		– 0	–

Total	$668,821,343	$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/1/08	$8,199,142	$	– 0	–
Accrued discounts /premiums	918		– 0	–
Realized gain (loss)	978		– 0	–*
Change in unrealized appreciation/depreciation	(1,581,393)		– 0	–
Net purchases (sales)	798,847		– 0	–
Net transfers in and/or out of Level 3	1,138,445		– 0	–

Balance as of 2/28/09	$8,556,937	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 02/28/2009	$(1,581,393)	$	– 0	–

*	The realized gain (loss) recognized during the period ended 02/28/2009 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 24, 2009